American Century Quantitative Equity Funds, Inc. Prospectus Supplement Long-Short Market Neutral Fund
Supplement dated September 1, 2010 ¡ Prospectus dated November 1, 2009

Effective November 1, 2010, the Long-Short Market Neutral Fund will be renamed the Equity Market Neutral Fund.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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